Employee Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) plan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Total expense under employee benefit plans	$ 2.5	$ 2.4	$ 2.1
Company matching contributions (approximately)	$ 0.3	0.3	$ 0.3
Number of defined benefit plans | plan	4
Liability under the defined benefit plans	$ 6.7	$ 6.6